Pay vs Performance Disclosure number in Millions	12 Months Ended
	Jul. 29, 2023	Jul. 29, 2023 USD ($)	Jul. 30, 2022 USD ($)	Jul. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(4)		Average Summary Compensation Table Total for non-PEO NEOs $(1)	Average Compensation Actually Paid to non-PEO NEOs $(4)(5)	Value of Initial Fixed $100 Investment Based on: (6)		(in millions)
	1st PEO $ (2)	2nd PEO $(3)	1st PEO $ (2)	2nd PEO $(3)			Total Shareholder Return $	Peer Group Total Shareholder Return $	Net Income $(7)	Adjusted EBITDA $(8)
2023	n/a	6,201,442	n/a	(1,706,502)	1,958,589	(4,707,369)	104	180	24	640
2022	6,312,014	8,722,292	709,289	8,947,423	3,053,051	2,223,745	214	222	248	829
2021	8,403,365	n/a	17,558,584	n/a	2,794,629	4,726,283	167	164	149	770

Company Selected Measure Name		adjusted EBITDA
Named Executive Officers, Footnote		Mr. Spinner served as PEO in fiscal 2021-2022, retiring on August 9, 2021, at which time Mr. Douglas became the new PEO. (3)Mr. Douglas has served as PEO since August 9, 2021 (week 2 of fiscal 2022).
Peer Group Issuers, Footnote		Represents hypothetical $100 investment at the beginning of the measurement period. Peer group represents the S&P SmallCap 600 Food Distributors Index also used in the Company’s Annual Report under Part II Item 5 for the Comparative Stock Performance graph.
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.

NEO	Fiscal Year	Summary Compensation Table Total Pay $	Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year $	Add Fair Value at Fiscal Year End of Outstanding Awards Granted in Fiscal Year(9) $	Add Change in Fair Value of Outstanding Awards Granted in Prior Years9) $	Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years $	Add Fair Value as of Prior Fiscal of Awards that failed to meet Vesting Conditions $	Compensation Actually Paid $(9)
PEO #1 Spinner	2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	2022	6,312,014	—	—	(10,699,745)	5,097,020	—	709,289
	2021	8,403,365	(5,099,971)	11,570,416	3,096,530	(411,756)	—	17,558,584
PEO #2 Douglas	2023	6,201,442	(5,135,192)	2,001,105	(4,670,685)	(103,172)	—	(1,706,502)
	2022	8,722,292	(5,899,913)	6,125,044	—	—	—	8,947,423
	2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Other NEOs	2023	1,958,589	(1,324,846)	494,269	(5,146,889)	(640,179)	(48,313)	(4,707,369)
	2022	3,053,051	(1,419,963)	1,281,636	(913,495)	592,254	(369,738)	2,223,745
	2021	2,794,629	(1,366,224)	3,054,335	310,091	(66,548)	—	4,726,283

Non-PEO NEO Average Total Compensation Amount		$ 1,958,589	$ 3,053,051	$ 2,794,629
Non-PEO NEO Average Compensation Actually Paid Amount		$ (4,707,369)	2,223,745	4,726,283
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.

NEO	Fiscal Year	Summary Compensation Table Total Pay $	Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year $	Add Fair Value at Fiscal Year End of Outstanding Awards Granted in Fiscal Year(9) $	Add Change in Fair Value of Outstanding Awards Granted in Prior Years9) $	Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years $	Add Fair Value as of Prior Fiscal of Awards that failed to meet Vesting Conditions $	Compensation Actually Paid $(9)
PEO #1 Spinner	2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	2022	6,312,014	—	—	(10,699,745)	5,097,020	—	709,289
	2021	8,403,365	(5,099,971)	11,570,416	3,096,530	(411,756)	—	17,558,584
PEO #2 Douglas	2023	6,201,442	(5,135,192)	2,001,105	(4,670,685)	(103,172)	—	(1,706,502)
	2022	8,722,292	(5,899,913)	6,125,044	—	—	—	8,947,423
	2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Other NEOs	2023	1,958,589	(1,324,846)	494,269	(5,146,889)	(640,179)	(48,313)	(4,707,369)
	2022	3,053,051	(1,419,963)	1,281,636	(913,495)	592,254	(369,738)	2,223,745
	2021	2,794,629	(1,366,224)	3,054,335	310,091	(66,548)	—	4,726,283

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Net Sales
Adjusted EPS
Adjusted ROIC

Total Shareholder Return Amount		$ 104	214	167
Peer Group Total Shareholder Return Amount		180	222	164
Net Income (Loss)		$ 24,000,000	$ 248,000,000	$ 149,000,000
Company Selected Measure Amount		640	829	770
PEO Name	Mr. Douglas		Mr. Spinner	Mr. Spinner
Additional 402(v) Disclosure		The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table (SCT) on page 46.“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.Other NEOs for fiscal 2021 are Mr. Howard (CFO), Mr. Dorne (COO), Ms. Sutton, (Chief Legal Officer, General Counsel and Corporate Secretary) and Mr. Testa (President); Other NEOs for fiscal 2022 are Mr. Howard (CFO), Mr. Dorne (COO), Mr. Stigers (CEO, Cub), Ms. Sutton, (former Chief Legal Officer, General Counsel and Corporate Secretary) and Mr. Testa (President); Other NEOs for fiscal 2023 are Mr. Howard (CFO), Ms. Benedict (CHRO), Mr. Martin (President, Wholesale), Mr. Testa (President) and Mr. Stigers (former CEO, Cub).As reported on Registrant’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of the Company’s Annual Report.For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description		The Company has identified adjusted EBITDA as the Company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2023 to the Company’s performance. See Annex B for the definition of adjusted EBITDA, a non-GAAP measure, and reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name		Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted ROIC
Douglas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,201,442	$ 8,722,292
PEO Actually Paid Compensation Amount		(1,706,502)	8,947,423
Spinner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,312,014	$ 8,403,365
PEO Actually Paid Compensation Amount			709,289	17,558,584
Other NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			3,053,051	2,794,629
Non-PEO NEO Average Compensation Actually Paid Amount		(4,707,369)	2,223,745	4,726,283
PEO | Douglas [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(4,670,685)
PEO | Douglas [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(103,172)
PEO | Douglas [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0
PEO | Douglas [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(5,135,192)	(5,899,913)
PEO | Douglas [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		2,001,105	6,125,044
PEO | Spinner [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(10,699,745)	3,096,530
PEO | Spinner [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			5,097,020	(411,756)
PEO | Spinner [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0
PEO | Spinner [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				(5,099,971)
PEO | Spinner [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				11,570,416
Non-PEO NEO | Other NEOs [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(5,146,889)	(913,495)	310,091
Non-PEO NEO | Other NEOs [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(640,179)	592,254	(66,548)
Non-PEO NEO | Other NEOs [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(48,313)	(369,738)	0
Non-PEO NEO | Other NEOs [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		(1,324,846)	(1,419,963)	(1,366,224)
Non-PEO NEO | Other NEOs [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		$ 494,269	$ 1,281,636	$ 3,054,335